Capital stock, warrants and stock options (Details Narrative)																				1 Months Ended										2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2025 shares	Dec. 23, 2025 shares	Dec. 22, 2025 shares	Dec. 12, 2025 shares	Dec. 11, 2025 shares	Nov. 18, 2025 shares	Nov. 14, 2025 shares	Oct. 28, 2025 $ / shares shares	Oct. 27, 2025 $ / shares shares	Oct. 22, 2025 shares	Oct. 17, 2025 shares	Oct. 14, 2025 $ / shares shares	Oct. 06, 2025 shares	Sep. 30, 2025 shares	Sep. 29, 2025 USD ($) $ / shares shares	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 05, 2025 CAD ($) shares	Aug. 08, 2024 $ / shares shares	Aug. 01, 2024 shares	Jul. 31, 2025 shares	Apr. 30, 2025 shares	Jan. 31, 2025 shares	Nov. 30, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Jan. 31, 2024 shares	Apr. 30, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Sep. 29, 2025 $ / shares	Jun. 25, 2025 USD ($)	Jun. 05, 2025 $ / shares	Dec. 31, 2023 shares	Mar. 03, 2023 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Reverse Stock Split																																	1-for-35
Common stock, shares authorized																															71,428,572		100,000,000		71,428,572
Common stock, par value | $ / shares																															$ 0.000001		$ 0.000001		$ 0.000001
Preferred stock, shares authorized																															285,715		285,715		285,715
Preferred stock, par value | $ / shares																															$ 0.000001		$ 0.000001		$ 0.000001
Loss on debt settlement | $																																	$ 3,449,557		$ 394,456
Financing cost issued | $																$ 918,425																	1,104,816
Financing cost | $																216,008
Number of shares issued for warrants																									36,589
Gross proceeds from equity | $																19,500,019
Equity and transaction costs | $																918,425
Gross proceeds from warrant liability | $																6,279,115
Deposits | $																																					$ 1,000,000
Pricipal amount | $																6,200,000
Interest paid | $
Number of shares issued, value | $																																	19,500,271
Exercise price of warrants | (per share)								$ 5.25																	$ 5.60
Sale of stock received | $															$ 37,378,645
Finance costs incurred amount | $															1,350,948
Financing costs in additional paid in capital | $															1,239,410																		$ 1,204,240
Granted stock options, shares											20,000	17,903							2,500														17,903		2,500
Compensation option exercise, shares issued								26,433
Number of warrants issued								26,433																									2,370,640	[1]
Number of shares issued for acquisitions, shares				666,667	666,667
Loss on issuance of warrants | $																																	$ 6,469,025
Nonrelated Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted stock options, shares									20,000
Option exercisable years									2 years
Participating Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares settlement																														7,354
Creditors And Contractors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying amount | $																$ 3,072,254
Shares outstanding																865,777
Sprott Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for warrants																5,579,848	5,579,848
Metals Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																200,000,000	200,000,000
Deposits | $																$ 46,000,000
Pricipal amount | $																$ 4,000,000
Maturity date																Jun. 05, 2030	Jun. 05, 2030
Interest rate percentage																1.65%
Sprott Debt Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pricipal amount | $																$ 6,000,000
Shares issued																1,819,728
Interest paid | $																$ 487,500
Carrying amount | $																6,200,000
Interest accrued paid | $																200,000
Interest paid amount | $																80,000
Accrued interest paid																$ 3,072,254	$ 195,000
Red Cloud Securities Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for warrants																1,626,318	1,626,318
Red Cloud Securities Inc [Member] | Sprott Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for warrants																285,715	285,715
Mine Water LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for warrants																21,769	21,769
C and E Tree Farm LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																136,055	136,055
Shares issued price per share | $ / shares																$ 3.68
Option to purchase land | $																																								$ 3,129,500
Number of shares issued, value | $																$ 500,000
Exercise price of warrants | $ / shares																																						$ 8.75
Teck Resources Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for warrants																5,579,848	5,579,848
Sale of stock received | $															$ 19,494,060	$ 20,505,938.77
Sale of stock per share | $ / shares																$ 3.68
Sprott Streaming Royalty Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash consideration | $																$ 6,200,000
Teck Resources Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash consideration | $																$ 20,500,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																																	364,331		836,691
Share-Based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $																																	$ 22,401		36,386
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares settlement	9,396												63,889							439,385	5,358					132,955	182,813		211,225		17,758	30,096	1,088,201
Loss on debt settlement | $																																	$ 13,972
Issuance of common stock, shares																						211,225
Number of shares issued												140,762			12,321,429	7,206,165	7,206,165																7,206,165
Shares issued price per share | $ / shares																																				$ 3.05		5.25
Number of shares issued for warrants																285,715	285,715
Gross proceeds from warrant liability | $															$ 17,884,378
Shares outstanding																															9,991,391		39,834,023		9,991,391				9,218,900
Number of shares issued, value | $																																	$ 252
Exercise price of warrants | $ / shares												$ 7.53
Sale of stock per share | $ / shares																$ 5.25
Gross proceeds from equity | $															$ 19,494,267
Granted stock options, shares												4,361
Option exercisable years												5 years
Number of shares issued for acquisitions, shares																																	666,667
Stock issued during period shares conversion of convertible securities																								147,858									7,401,361
Common Stock [Member] | Nonrelated Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares									$ 6.65
Common Stock [Member] | Metals Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																5,714,286	5,714,286
Common Stock [Member] | Sprott Debt Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																1,819,728
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares settlement														139,956									600				2,858	72,756
Number of shares issued																						19,213
Common Stock [Member] | Deferred Share Units DSUs [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares settlement						17,583																		21,429
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Financing cost issued | $																$ 3,603,083
Shares issued price per share | $ / shares																																				$ 5.95		8.75
Compensation issued shares															728,050
Sale of stock per share | (per share)															$ 4.20																							$ 8.75
Warrant exercise, shares issued	2,858	2,858	16,572				78,458			2,372
Number of warrants issued																																	18,491,855
Warrant [Member] | March 2023 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Option exercisable years																															451 days		86 days		451 days
Warrants exercised | $																																	$ 52,432
Warrant [Member] | Teck Resources Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock per share | $ / shares																$ 8.75
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares												$ 7.53
Granted stock options, shares												13,542
Option exercisable years												5 years
Tranche 2 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares																		$ 5.60						$ 5.60
Number of warrants issued																		11,429						11,429
Tranche 3 & 4 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants | $ / shares																		$ 4.20					$ 4.20
Number of warrants issued																		13,623					13,623
Warrants exercisable date																		Aug. 08, 2027					Aug. 08, 2027

[1]	Exercisable into one share of common stock of the Company.